UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Address of principal executive offices) (Zip code)

Lawrence B. Stoller, Esq.

Vice President, Secretary, and Chief Legal Officer

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2023

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Dividend Growth Fund

Growth Opportunities Fund

Small Cap Value Fund

For the six-month period ended May 31, 2023

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

9	Dividend Growth Fund

13	Growth Opportunities Fund

17	Small Cap Value Fund

21	Statements of Assets and Liabilities

23	Statements of Operations

24	Statements of Changes in Net Assets

26	Financial Highlights

38	Notes to Financial Statements

54	Supplemental Information to Shareholders

Lord Abbett Research Fund
Lord Abbett Dividend Growth Fund,
Lord Abbett Growth Opportunities Fund, and
Lord Abbett Small Cap Value Fund
Semiannual Report

For the six-month period ended May 31, 2023

From left to right: James L.L. Tullis, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg, Director, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Research Fund for the six-month period ended May 31, 2023. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 through May 31, 2023).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/22 – 5/31/23” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Dividend Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/22	5/31/23	12/1/22 – 5/31/23
Class A
Actual	$1,000.00	$983.40	$4.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.44	$4.53
Class C
Actual	$1,000.00	$979.90	$8.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.70	$8.30
Class F
Actual	$1,000.00	$984.20	$3.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.28
Class F3
Actual	$1,000.00	$984.40	$2.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02
Class I
Actual	$1,000.00	$984.30	$3.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.28
Class P
Actual	$1,000.00	$982.60	$5.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.45	$5.54
Class R2
Actual	$1,000.00	$981.90	$6.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.29
Class R3
Actual	$1,000.00	$982.20	$5.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.20	$5.79
Class R4
Actual	$1,000.00	$982.90	$4.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.44	$4.53
Class R5
Actual	$1,000.00	$984.30	$3.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.28
Class R6
Actual	$1,000.00	$985.00	$2.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.90% for Class A, 1.65% for Class C, 0.65% for Class F, 0.60% for Class F3, 0.65% for Class I, 1.10% for Class P, 1.25% for Class R2, 1.15% for Class R3, 0.90% for Class R4, 0.65% for Class R5 and 0.60% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2023

Sector*	%**
Communication Services	1.04%
Consumer Discretionary	9.81%
Consumer Staples	7.28%
Energy	3.71%
Financials	18.08%
Health Care	15.91%
Industrials	10.64%
Information Technology	23.93%
Materials	4.26%
Real Estate	1.26%
Utilities	2.97%
Repurchase Agreements	1.11%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Growth Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/22	5/31/23	12/1/22 – 5/31/23
Class A
Actual	$1,000.00	$974.70	$4.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.84
Class C
Actual	$1,000.00	$969.80	$8.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.36	$8.65
Class F
Actual	$1,000.00	$974.90	$3.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.08
Class F3
Actual	$1,000.00	$975.80	$3.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.79	$3.18
Class I
Actual	$1,000.00	$975.50	$3.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.39	$3.58
Class P
Actual	$1,000.00	$972.80	$5.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.15	$5.84
Class R2
Actual	$1,000.00	$972.10	$6.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.59
Class R3
Actual	$1,000.00	$973.10	$5.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.90	$6.09
Class R4
Actual	$1,000.00	$974.20	$4.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.84
Class R5
Actual	$1,000.00	$975.10	$3.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class R6
Actual	$1,000.00	$975.80	$3.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.79	$3.18

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.96% for Class A, 1.72% for Class C, 0.81% for Class F, 0.63% for Class F3, 0.71% for Class I, 1.16% for Class P, 1.31% for Class R2, 1.21% for Class R3, 0.96% for Class R4, 0.70% for Class R5 and 0.63% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2023

Sector*	%**
Communication Services	4.16%
Consumer Discretionary	20.23%
Financials	1.10%
Health Care	22.65%
Industrials	11.79%
Information Technology	36.50%
Repurchase Agreements	2.25%
Money Market Funds(a)	1.19%
Time Deposits(a)	0.13%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.
(a)	Securities were purchased with the cash collateral from loaned securities.

Small Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/22	5/31/23	12/1/22 – 5/31/23
Class A
Actual	$1,000.00	$982.10	$5.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.95	$6.04
Class C
Actual	$1,000.00	$981.00	$9.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.21	$9.80
Class F
Actual	$1,000.00	$982.70	$5.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.65	$5.34
Class F3
Actual	$1,000.00	$984.00	$4.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.54	$4.43
Class I
Actual	$1,000.00	$983.60	$4.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.19	$4.78
Class P
Actual	$1,000.00	$980.90	$6.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$7.04
Class R2
Actual	$1,000.00	$980.60	$7.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.20	$7.80
Class R3
Actual	$1,000.00	$981.20	$7.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.70	$7.29
Class R4
Actual	$1,000.00	$981.90	$5.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.95	$6.04
Class R5
Actual	$1,000.00	$983.60	$4.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.19	$4.78
Class R6
Actual	$1,000.00	$983.40	$4.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.54	$4.43

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.20% for Class A, 1.95% for Class C, 1.06% for Class F, 0.88% for Class F3, 0.95% for Class I, 1.40% for Class P, 1.55% for Class R2, 1.45% for Class R3, 1.20% for Class R4, 0.95% for Class R5 and 0.88% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2023

Sector*	%**
Communication Services	2.86%
Consumer Discretionary	11.43%
Consumer Staples	4.29%
Energy	5.71%
Financials	27.14%
Health Care	7.14%
Industrials	20.00%
Information Technology	8.57%
Materials	4.29%
Real Estate	5.71%
Utilities	1.43%
Repurchase Agreements	1.43%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Schedule of Investments (unaudited)

DIVIDEND GROWTH FUND May 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.26%

COMMON STOCKS 98.26%

Aerospace & Defense 3.59%
Northrop Grumman Corp.	98,300	$42,808,667
Raytheon Technologies Corp.	882,841	81,344,970
Total		124,153,637

Banks 1.80%
Bank of America Corp.	2,244,434	62,372,821

Beverages 3.44%
Coca-Cola Co.	1,248,479	74,484,257
Pernod Ricard SA(a)	206,208	44,668,531
Total		119,152,788

Biotechnology 2.57%
AbbVie, Inc.	644,807	88,957,574

Capital Markets 6.48%
Ameriprise Financial, Inc.	152,700	45,576,369
MarketAxess Holdings, Inc.	61,956	16,877,434
Morgan Stanley	1,110,100	90,761,776
S&P Global, Inc.	193,300	71,024,219
Total		224,239,798

Chemicals 1.92%
Air Products & Chemicals, Inc.	96,100	25,864,354
Sherwin-Williams Co.	178,732	40,711,575
Total		66,575,929

Construction Materials 1.32%
Vulcan Materials Co.	234,105	45,767,527
Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 3.28%
Costco Wholesale Corp.	61,228	$31,321,796
Walmart, Inc.	559,270	82,139,985
Total		113,461,781

Electric: Utilities 2.96%
NextEra Energy, Inc.	1,393,549	102,370,109

Electrical Equipment 1.68%
Eaton Corp. PLC	331,021	58,226,594

Financial Services 4.73%
Jack Henry & Associates, Inc.	171,100	26,159,479
Mastercard, Inc. Class A	377,459	137,780,084
Total		163,939,563

Ground Transportation 1.60%
Union Pacific Corp.	287,900	55,426,508

Health Care Equipment & Supplies 2.24%
Abbott Laboratories	760,900	77,611,800

Health Care Providers & Services 4.92%
Humana, Inc.	136,856	68,683,921
UnitedHealth Group, Inc.	209,000	101,833,160
Total		170,517,081

Hotels, Restaurants & Leisure 4.10%
Churchill Downs, Inc.	228,970	31,098,705
McDonald’s Corp.	218,026	62,161,393
Starbucks Corp.	500,348	48,853,979
Total		142,114,077

Industrial Conglomerates 1.52%
Honeywell International, Inc.	274,500	52,594,200

Industrial REITS 0.40%
Prologis, Inc.	111,751	13,918,587

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

DIVIDEND GROWTH FUND May 31, 2023

Investments	Shares	Fair Value
Information Technology Services 1.06%
Accenture PLC Class A (Ireland)(b)	120,000	$36,710,400

Insurance 4.95%
Allstate Corp.	429,267	46,554,006
Arthur J Gallagher & Co.	207,553	41,579,093
Chubb Ltd. (Switzerland)(b)	242,400	45,037,920
RenaissanceRe Holdings Ltd.	203,074	38,253,049
Total		171,424,068

Life Sciences Tools & Services 2.17%
Danaher Corp.	157,100	36,073,302
West Pharmaceutical Services, Inc.	117,100	39,185,173
Total		75,258,475

Machinery 2.19%
Parker-Hannifin Corp.	236,291	75,717,088

Media 1.04%
Comcast Corp. Class A	912,991	35,926,196

Metals & Mining 0.98%
Reliance Steel & Aluminum Co.	145,300	34,099,004

Oil, Gas & Consumable Fuels 3.68%
Exxon Mobil Corp.	1,083,530	110,715,095
Marathon Petroleum Corp.	160,800	16,869,528
Total		127,584,623

Personal Care Products 0.52%
Estee Lauder Cos., Inc. Class A	97,619	17,964,824
Investments	Shares	Fair Value
Pharmaceuticals 3.90%
Eli Lilly & Co.	184,732	$79,335,005
Zoetis, Inc.	341,800	55,716,818
Total		135,051,823

Semiconductors & Semiconductor Equipment 8.16%
Analog Devices, Inc.	208,300	37,012,827
KLA Corp.	67,300	29,813,227
Lam Research Corp.	106,267	65,534,859
NVIDIA Corp.	292,600	110,702,284
Texas Instruments, Inc.	226,200	39,331,656
Total		282,394,853

Software 10.57%
Intuit, Inc.	94,400	39,564,928
Microsoft Corp.	785,000	257,786,150
Roper Technologies, Inc.	151,384	68,761,640
Total		366,112,718

Specialized REITS 0.85%
American Tower Corp.	159,400	29,399,736

Specialty Retail 4.37%
Home Depot, Inc.	184,500	52,296,525
Lowe’s Cos., Inc.	189,375	38,088,994
TJX Cos., Inc.	793,600	60,940,544
Total		151,326,063

Technology Hardware, Storage & Peripherals 3.99%
Apple, Inc.	778,903	138,060,557

Textiles, Apparel & Luxury Goods 1.28%
NIKE, Inc. Class B	420,100	44,219,726
Total Common Stocks (cost $2,833,398,728)		3,402,650,528

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DIVIDEND GROWTH FUND May 31, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.11%

Repurchase Agreements 1.11%
Repurchase Agreement dated 5/31/2023, 2.60% due 6/1/2023 with Fixed Income Clearing Corp. collateralized by $43,106,400 of U.S. Treasury Note at 0.50% due 2/28/2026; value: $39,095,484; proceeds: $38,331,655 (cost $38,328,887)	$38,328,887	$38,328,887
Total Investments in Securities 99.37% (cost $2,871,727,615)		3,440,979,415
Other Assets and Liabilities – Net 0.63%		21,909,873
Net Assets 100.00%		$3,462,889,288

REITS	Real Estate Investment Trusts.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(concluded)

DIVIDEND GROWTH FUND May 31, 2023

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$74,484,257	$44,668,531	$–	$119,152,788
Remaining Industries	3,283,497,740	–	–	3,283,497,740
Short-Term Investments
Repurchase Agreements	–	38,328,887	–	38,328,887
Total	$3,357,981,997	$82,997,418	$–	$3,440,979,415

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)

GROWTH OPPORTUNITIES FUND May 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 96.79%

COMMON STOCKS 96.79%

Aerospace & Defense 4.64%
Axon Enterprise, Inc.*	43,131	$8,320,401
HEICO Corp.	18,482	2,856,948
TransDigm Group, Inc.	11,776	9,110,502
Total		20,287,851

Automobile Components 1.25%
Mobileye Global, Inc. Class A (Israel)*(a)(b)	122,523	5,460,850

Biotechnology 8.81%
Apellis Pharmaceuticals, Inc.*	86,088	7,390,655
Argenx SE ADR*	15,160	5,892,692
Cytokinetics, Inc.*	98,103	3,697,502
Karuna Therapeutics, Inc.*	24,436	5,535,976
Krystal Biotech, Inc.*	46,220	5,447,027
Legend Biotech Corp. ADR*	34,838	2,235,555
Natera, Inc.*	60,902	2,869,093
Sarepta Therapeutics, Inc.*	44,137	5,455,333
Total		38,523,833

Broadline Retail 2.59%
MercadoLibre, Inc. (Uruguay)*(a)	9,146	11,331,894

Commercial Services & Supplies 1.09%
Copart, Inc.*	54,535	4,776,721

Communications Equipment 2.15%
Arista Networks, Inc.*	56,529	9,403,034

Construction & Engineering 2.86%
Comfort Systems USA, Inc.	24,228	3,585,259
EMCOR Group, Inc.	20,692	3,410,869
Quanta Services, Inc.	31,041	5,512,261
Total		12,508,389

Distributors 0.48%
Pool Corp.	6,682	2,113,049
Investments	Shares	Fair Value
Diversified Consumer Services 1.33%
Duolingo, Inc.*	38,850	$5,810,794

Electrical Equipment 1.73%
Hubbell, Inc.	7,958	2,247,817
Rockwell Automation, Inc.	19,100	5,321,260
Total		7,569,077

Entertainment 2.18%
Spotify Technology SA (Sweden)*(a)	64,153	9,552,382

Financial Services 1.11%
Flywire Corp.*	73,720	2,214,549
Toast, Inc. Class A*	125,118	2,623,724
Total		4,838,273

Ground Transportation 1.02%
Saia, Inc.*	15,673	4,453,640

Health Care Equipment & Supplies 11.36%
Align Technology, Inc.*	22,989	6,498,071
Dexcom, Inc.*	83,054	9,738,912
IDEXX Laboratories, Inc.*	16,905	7,856,937
Inspire Medical Systems, Inc.*	15,254	4,461,642
Insulet Corp.*	20,772	5,696,721
iRhythm Technologies, Inc.*	17,342	1,981,670
Penumbra, Inc.*	14,302	4,395,577
Shockwave Medical, Inc.*	18,952	5,213,506
TransMedics Group, Inc.*	53,153	3,862,097
Total		49,705,133

Hotels, Restaurants & Leisure 6.20%
Chipotle Mexican Grill, Inc.*	3,965	8,233,283
DoorDash, Inc. Class A*	33,559	2,191,067
Hilton Worldwide Holdings, Inc.	33,569	4,569,412
Wingstop, Inc.	35,769	7,130,908
Wynn Resorts Ltd.	50,791	5,013,072
Total		27,137,742

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES FUND May 31, 2023

Investments	Shares	Fair Value
Information Technology Services 5.69%
MongoDB, Inc.*	11,621	$3,414,134
Okta, Inc.*	89,346	8,121,551
Shopify, Inc. Class A (Canada)*(a)	233,892	13,376,283
Total		24,911,968

Life Sciences Tools & Services 2.14%
10X Genomics, Inc. Class A*	120,409	6,316,656
West Pharmaceutical Services, Inc.	9,065	3,033,421
Total		9,350,077

Media 1.99%
Trade Desk, Inc. Class A*	124,117	8,698,119

Pharmaceuticals 0.43%
Ventyx Biosciences, Inc.*	54,446	1,876,754

Professional Services 0.50%
Paycom Software, Inc.	7,740	2,168,206

Semiconductors & Semiconductor Equipment 12.19%
First Solar, Inc.*	26,834	5,446,229
GLOBALFOUNDRIES, Inc.*	50,438	2,942,048
KLA Corp.	15,011	6,649,723
Lattice Semiconductor Corp.*	127,174	10,340,518
Monolithic Power Systems, Inc.	14,742	7,222,253
ON Semiconductor Corp.*	108,460	9,067,256
Rambus, Inc.*	135,532	8,668,627
SolarEdge Technologies, Inc. (Israel)*(a)	10,470	2,982,170
Total		53,318,824
Investments	Shares	Fair Value
Software 16.60%
ANSYS, Inc.*	10,128	$3,277,319
Bentley Systems, Inc. Class B	119,866	5,847,063
Cadence Design Systems, Inc.*	31,794	7,341,553
Clear Secure, Inc. Class A	167,849	4,147,549
Confluent, Inc. Class A*	145,356	4,613,599
DoubleVerify Holdings, Inc.*	255,525	8,910,157
Dynatrace, Inc.*	156,046	7,956,786
HubSpot, Inc.*	19,010	9,846,990
Monday.com Ltd. (Israel)*(a)	21,905	3,947,281
Procore Technologies, Inc.*	75,189	4,546,679
Roper Technologies, Inc.	10,819	4,914,206
Sprout Social, Inc. Class A*	54,003	2,338,870
Synopsys, Inc.*	10,822	4,923,577
Total		72,611,629

Specialty Retail 2.38%
Dick’s Sporting Goods, Inc.	51,951	6,624,272
Tractor Supply Co.	18,015	3,775,764
Total		10,400,036

Textiles, Apparel & Luxury Goods 6.07%
Crocs, Inc.*	65,661	7,372,417
Deckers Outdoor Corp.*	17,682	8,398,950
Lululemon Athletica, Inc. (Canada)*(a)	19,541	6,486,244
On Holding AG Class A (Switzerland)*(a)	157,160	4,314,042
Total		26,571,653
Total Common Stocks (cost $352,550,760)		423,379,928

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES FUND May 31, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.59%

Repurchase Agreements 2.26%
Repurchase Agreement dated 5/31/2023, 2.60% due 6/1/2023 with Fixed Income Clearing Corp. collateralized by $10,131,900 of U.S. Treasury Note at 4.00% due 2/15/2026; value: $10,084,802; proceeds: $9,887,758 (cost $9,887,044)	$9,887,044	$9,887,044
Investments	Shares	Fair Value
Money Market Funds 1.20%
Fidelity Government Portfolio(c) (cost $5,226,886)	5,226,886	$5,226,886

Time Deposits 0.13%
CitiBank N.A.(c) (cost $580,765)	580,765	580,765
Total Short-Term Investments (cost $15,694,695)		15,694,695
Total Investments in Securities 100.38% (cost $368,245,455)		439,074,623
Other Assets and Liabilities – Net (0.38)%		(1,681,517)
Net Assets 100.00%		$437,393,106

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(concluded)

GROWTH OPPORTUNITIES FUND May 31, 2023

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$423,379,928	$–	$–	$423,379,928
Short-Term Investments
Repurchase Agreements	–	9,887,044	–	9,887,044
Money Market Funds	5,226,886	–	–	5,226,886
Time Deposits	–	580,765	–	580,765
Total	$428,606,814	$10,467,809	$–	$439,074,623

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)

SMALL CAP VALUE FUND May 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.95%

COMMON STOCKS 98.95%

Aerospace & Defense 1.42%
Curtiss-Wright Corp.	33,821	$5,345,747

Automobile Components 2.69%
Dorman Products, Inc.*	67,605	5,546,990
Gentherm, Inc.*	82,467	4,532,387
Total		10,079,377

Banks 10.22%
Bancorp, Inc.*	281,267	8,679,900
First BanCorp	372,944	4,162,055
Heritage Financial Corp.	252,292	4,124,974
Prosperity Bancshares, Inc.	83,684	4,785,051
Seacoast Banking Corp. of Florida	217,760	4,503,277
SouthState Corp.	51,379	3,212,215
Wintrust Financial Corp.	83,846	5,330,090
WSFS Financial Corp.	105,910	3,541,631
Total		38,339,193

Beverages 1.67%
Vita Coco Co., Inc.*	234,971	6,269,026

Building Products 2.29%
Masonite International Corp.*	97,403	8,578,282

Capital Markets 4.08%
Bridge Investment Group Holdings, Inc. Class A	396,871	3,865,524
CI Financial Corp.(a)	621,600	6,003,076
Moelis & Co. Class A	144,206	5,461,081
Total		15,329,681

Chemicals 2.95%
Avient Corp.	150,989	5,511,099
Element Solutions, Inc.	309,597	5,551,074
Total		11,062,173
Investments	Shares	Fair Value
Commercial Services & Supplies 3.05%
Brady Corp. Class A	112,557	$5,366,718
SP Plus Corp.*	166,675	6,068,637
Total		11,435,355

Construction & Engineering 1.36%
EMCOR Group, Inc.	30,968	5,104,765

Construction Materials 1.70%
Eagle Materials, Inc.	39,077	6,366,816

Electric: Utilities 1.08%
Portland General Electric Co. 83,558		4,071,781

Electronic Equipment, Instruments & Components 5.06%
Advanced Energy Industries, Inc.	44,825	4,399,574
Belden, Inc.	89,352	7,817,406
Mirion Technologies, Inc.*	856,182	6,772,400
Total		18,989,380

Energy Equipment & Services 1.89%
TechnipFMC PLC (United Kingdom)*(b)	539,020	7,082,723

Financial Services 5.32%
Compass Diversified Holdings	334,187	6,556,749
Euronet Worldwide, Inc.*	57,384	6,392,577
International Money Express, Inc.*	301,583	7,026,884
Total		19,976,210

Health Care Equipment & Supplies 1.05%
CONMED Corp.	32,388	3,928,664

Health Care Providers & Services 3.02%
AMN Healthcare Services, Inc.*	59,738	5,672,720
Tenet Healthcare Corp.*	79,500	5,660,400
Total		11,333,120

Health Care REITS 0.83%
Physicians Realty Trust	227,168	3,103,115

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

SMALL CAP VALUE FUND May 31, 2023

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 1.44%
Dave & Buster’s Entertainment, Inc.*	82,654	$2,657,326
Xponential Fitness, Inc. Class A*	103,952	2,753,689
Total		5,411,015

Household Durables 1.02%
Helen of Troy Ltd.*	39,603	3,812,977

Household Products 1.82%
Spectrum Brands Holdings, Inc.	94,729	6,840,381

Industrial REITS 1.47%
STAG Industrial, Inc.	158,400	5,512,320

Information Technology Services 1.14%
Perficient, Inc.*	56,058	4,286,755

Insurance 6.10%
Kemper Corp.	132,626	5,740,053
RenaissanceRe Holdings Ltd.	30,096	5,669,184
Selective Insurance Group, Inc.	32,592	3,152,624
Stewart Information Services Corp.	102,575	4,599,463
White Mountains Insurance Group Ltd.	2,753	3,728,085
Total		22,889,409

Interactive Media & Services 1.92%
Cars.com, Inc.*	407,611	7,194,334

Leisure Products 1.32%
YETI Holdings, Inc.*	135,324	4,948,799

Life Sciences Tools & Services 0.56%
Medpace Holdings, Inc.*	10,088	2,087,913

Machinery 6.81%
Alamo Group, Inc.	22,190	3,693,747
Columbus McKinnon Corp.	169,674	6,189,708
Crane Co.	56,390	4,097,297
Crane NXT Co.	109,490	5,762,459
Miller Industries, Inc.	177,311	5,826,440
Total		25,569,651
Investments	Shares	Fair Value
Media 1.60%
Criteo SA ADR*	188,342	$6,006,226

Oil, Gas & Consumable Fuels 4.89%
Chesapeake Energy Corp.	62,246	4,684,011
MEG Energy Corp.*(a)	389,000	5,877,267
Permian Resources Corp.	836,005	7,799,927
Total		18,361,205

Personal Care Products 1.84%
BellRing Brands, Inc.*	188,405	6,899,391

Pharmaceuticals 1.82%
Organon & Co.	352,422	6,833,463

Professional Services 4.55%
ICF International, Inc.	58,000	6,495,420
TrueBlue, Inc.*	250,693	4,146,462
WNS Holdings Ltd. ADR*	82,728	6,427,966
Total		17,069,848

Real Estate Management & Development 1.27%
Marcus & Millichap, Inc.	162,358	4,765,207

Semiconductors & Semiconductor Equipment 1.87%
FormFactor, Inc.*	224,123	7,012,809

Software 2.08%
CommVault Systems, Inc.*	111,772	7,789,391

Specialized REITS 1.24%
National Storage Affiliates Trust	127,033	4,650,678

Specialty Retail 3.07%
Boot Barn Holdings, Inc.*	86,100	5,822,082
Valvoline, Inc.	147,752	5,688,452
Total		11,510,534

Trading Companies & Distributors 1.44%
MRC Global, Inc.*	622,618	5,410,550
Total Common Stocks (cost $368,536,674)		371,258,264

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SMALL CAP VALUE FUND May 31, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.18%

Repurchase Agreements 1.18%
Repurchase Agreement dated 5/31/2023, 2.60% due 6/1/2023 with Fixed Income Clearing Corp. collateralized by $4,689,500 of U.S. Treasury Note at 2.50% due 2/28/2026; value: $4,518,040; proceeds: $4,429,706 (cost $4,429,386)	$4,429,386	$4,429,386
Total Investments in Securities 100.13% (cost $372,966,060)		375,687,650
Other Assets and Liabilities – Net (0.13)%		(505,555)
Net Assets 100.00%		$375,182,095

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(concluded)

SMALL CAP VALUE FUND May 31, 2023

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$371,258,264	$–	$–	$371,258,264
Short-Term Investments
Repurchase Agreements	–	4,429,386	–	4,429,386
Total	$371,258,264	$4,429,386	$–	$375,687,650

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

20	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

May 31, 2023

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
ASSETS:
Investments in securities, at cost	$2,871,727,615	$368,245,455	$372,966,060
Investments in securities, at fair value including $0, $5,406,207 and $0, respectively, of securities loaned	$3,440,979,415	$439,074,623	$375,687,650
Cash	6	–	–
Foreign cash, at value (cost $37,736, $0 and $0, respectively)	37,190	–	–
Receivables:
Investment securities sold	36,639,977	6,160,790	1,488,400
Interest and dividends	6,369,963	98,190	429,661
Capital shares sold	1,234,695	172,831	47,783
From advisor (See Note 3)	9,666	69,502	–
Securities lending income receivable	–	29,872	435
Prepaid expenses and other assets	116,011	81,625	87,401
Total assets	3,485,386,923	445,687,433	377,741,330
LIABILITIES:
Payables:
Investment securities purchased	15,584,488	–	1,481,890
Capital shares reacquired	3,918,626	1,855,146	314,516
Management fee	1,563,912	240,585	241,664
12b-1 distribution plan	552,900	87,543	67,949
Directors’ fees	332,922	102,888	233,184
Fund administration	119,346	14,805	12,889
Payable for collateral due to broker for securities lending	–	5,807,651	–
Accrued expenses	425,441	185,709	207,143
Total liabilities	22,497,635	8,294,327	2,559,235
NET ASSETS	$3,462,889,288	$437,393,106	$375,182,095
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,920,328,302	$441,858,972	$364,983,770
Total distributable earnings (loss)	542,560,986	(4,465,866)	10,198,325
Net Assets	$3,462,889,288	$437,393,106	$375,182,095

See Notes to Financial Statements.	21

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2023

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund

Net Assets by class:
Class A Shares	$2,091,449,829	$325,785,850	$178,187,282
Class C Shares	$137,701,560	$9,728,141	$3,888,890
Class F Shares	$111,873,360	$5,100,473	$2,882,916
Class F3 Shares	$281,684,898	$46,884,750	$27,541,322
Class I Shares	$805,840,383	$25,150,157	$141,520,316
Class P Shares	$841,906	$2,708,635	$11,825,926
Class R2 Shares	$1,166,633	$866,789	$622,188
Class R3 Shares	$12,389,068	$10,086,389	$2,613,497
Class R4 Shares	$4,288,617	$1,774,065	$386,778
Class R5 Shares	$319,413	$43,423	$269,445
Class R6 Shares	$15,333,621	$9,264,434	$5,443,535
Outstanding shares by class:
Class A Shares (538.13, 198 and 378 million shares of common stock authorized, $.001 par value)	120,883,706	17,643,321	13,884,020
Class C Shares (40, 40 and 30 million shares of common stock authorized, $.001 par value)	8,101,285	919,189	1,426,328
Class F Shares (144.38, 66 and 63 million shares of common stock authorized, $.001 par value)	6,424,168	257,767	221,453
Class F3 Shares (88.13, 66 and 63 million shares of common stock authorized, $.001 par value)	15,949,560	2,042,730	1,588,578
Class I Shares (144.38, 66 and 315 million shares of common stock authorized, $.001 par value)	45,964,988	1,108,037	8,251,808
Class P Shares (20, 20 and 50 million shares of common stock authorized, $.001 par value)	48,288	154,571	1,015,676
Class R2 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	66,524	51,894	54,787
Class R3 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	720,804	581,105	223,020
Class R4 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	248,151	96,071	30,049
Class R5 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	18,226	1,911	15,685
Class R6 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	868,485	403,746	314,113
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$17.30	$18.47	$12.83
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$18.36	$19.60	$13.61
Class C Shares-Net asset value	$17.00	$10.58	$ 2.73
Class F Shares-Net asset value	$17.41	$19.79	$13.02
Class F3 Shares-Net asset value	$17.66	$22.95	$17.34
Class I Shares-Net asset value	$17.53	$22.70	$17.15
Class P Shares-Net asset value	$17.44	$17.52	$11.64
Class R2 Shares-Net asset value	$17.54	$16.70	$11.36
Class R3 Shares-Net asset value	$17.19	$17.36	$11.72
Class R4 Shares-Net asset value	$17.28	$18.47	$12.87
Class R5 Shares-Net asset value*	$17.52	$22.72	$17.18
Class R6 Shares-Net asset value	$17.66	$22.95	$17.33

*	Net asset value may not recalculate due to rounding of fractional shares.

22	See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2023

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $957 and $30,862, respectively)	$29,616,140	$523,577	$2,972,765
Securities lending net income	–	94,095	594
Interest and other	613,309	105,626	59,341
Total investment income	30,229,449	723,298	3,032,700
Expenses:
Management fee	9,249,368	1,446,680	1,467,809
12b-1 distribution plan–Class A	2,647,157	414,695	232,517
12b-1 distribution plan–Class C	738,087	63,068	22,544
12b-1 distribution plan–Class F	69,401	4,692	2,072
12b-1 distribution plan–Class P	1,927	5,945	26,853
12b-1 distribution plan–Class R2	3,459	2,473	1,752
12b-1 distribution plan–Class R3	28,841	24,509	6,758
12b-1 distribution plan–Class R4	5,239	2,349	528
Shareholder servicing	1,110,298	275,781	144,726
Fund administration	706,205	89,026	78,283
Registration	142,868	84,976	81,170
Reports to shareholders	73,823	26,485	15,343
Directors’ fees	43,245	5,587	4,918
Professional	37,952	26,770	23,809
Custody	15,651	8,395	4,198
Other	58,189	41,411	35,850
Gross expenses	14,931,710	2,522,842	2,149,130
Expense reductions (See Note 9)	(37,276)	(5,275)	(3,208)
Fees waived and expenses reimbursed (See Note 3)	(85,052)	(441,711)	(4,198)
Net expenses	14,809,382	2,075,856	2,141,724
Net investment income (loss)	15,420,067	(1,352,558)	890,976
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(2,323,485)	(2,719,026)	8,502,775
Net realized gain (loss) on futures contracts	(702,665)	–	–
Net realized gain (loss) on foreign currency related transactions	7,457	(10,223)	1,366
Net change in unrealized appreciation/depreciation on investments	(73,073,516)	(8,483,430)	(16,156,674)
Net change in unrealized appreciation/depreciation on futures contracts	(1,738,176)	–	–
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	10,191	4,511	–
Net realized and unrealized gain (loss)	(77,820,194)	(11,208,168)	(7,652,533)
Net Decrease in Net Assets Resulting From Operations	$(62,400,127)	$(12,560,726)	$(6,761,557)

See Notes to Financial Statements.	23

Statements of Changes in Net Assets

	Dividend Growth Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2023 (unaudited)	For the Year Ended November 30, 2022
Operations:
Net investment income (loss)	$15,420,067	$32,073,609
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	(3,018,693)	171,363,121
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(74,801,501)	(353,462,978)
Net decrease in net assets resulting from operations	(62,400,127)	(150,026,248)
Distributions to shareholders:
Class A	(107,312,214)	(187,316,611)
Class C	(7,303,649)	(14,168,143)
Class F	(8,790,714)	(36,016,325)
Class F3	(14,511,440)	(25,251,736)
Class I	(40,158,372)	(7,544,889)
Class P	(43,433)	(82,023)
Class R2	(56,206)	(106,750)
Class R3	(523,895)	(1,044,575)
Class R4	(205,037)	(354,030)
Class R5	(12,396)	(48,541)
Class R6	(805,579)	(1,526,187)
Total distributions to shareholders	(179,722,935)	(273,459,810)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	283,868,716	1,264,274,921
Reinvestment of distributions	172,198,885	258,637,094
Cost of shares reacquired	(450,372,660)	(855,467,499)
Net increase (decrease) in net assets resulting from capital share transactions	5,694,941	667,444,516
Net increase (decrease) in net assets	(236,428,121)	243,958,458
NET ASSETS:
Beginning of period	$3,699,317,409	$3,455,358,951
End of period	$3,462,889,288	$3,699,317,409

24	See Notes to Financial Statements.

Growth Opportunities Fund		Small Cap Value Fund
For the Six Months Ended May 31, 2023 (unaudited)	For the Year Ended November 30, 2022	For the Six Months Ended May 31, 2023 (unaudited)	For the Year Ended November 30, 2022

$(1,352,558)	$(2,115,051)	$890,976	$1,779,198

(2,729,249)	(66,646,312)	8,504,141	12,592,607

(8,478,919)	(186,567,471)	(16,156,674)	(61,677,429)
(12,560,726)	(255,328,834)	(6,761,557)	(47,305,624)

–	(83,797,875)	(6,623,856)	(35,765,288)
–	(6,139,071)	(716,290)	(3,064,012)
–	(7,283,725)	(198,561)	(2,266,439)
–	(7,914,378)	(788,836)	(3,663,260)
–	(28,674,260)	(4,430,653)	(45,096,355)
–	(605,809)	(444,303)	(2,352,057)
–	(217,049)	(19,262)	(101,786)
–	(2,462,358)	(94,985)	(783,204)
–	(414,079)	(15,935)	(239,313)
–	(25,821)	(8,029)	(39,639)
–	(1,672,402)	(167,000)	(969,024)
–	(139,206,827)	(13,507,710)	(94,340,377)

61,208,330	165,563,531	23,849,091	40,339,547
–	134,800,683	12,991,119	91,210,871
(87,655,505)	(348,001,750)	(50,175,756)	(273,202,509)

(26,447,175)	(47,637,536)	(13,335,546)	(141,652,091)
(39,007,901)	(442,173,197)	(33,604,813)	(283,298,092)

$476,401,007	$918,574,204	$408,786,908	$692,085,000
$437,393,106	$476,401,007	$375,182,095	$408,786,908

See Notes to Financial Statements.	25

Financial Highlights (unaudited)

DIVIDEND GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2023(c)	$18.54	$0.07		$(0.41)	$(0.34)	$(0.07)	$(0.83)	$(0.90)
11/30/2022	21.23	0.17		(1.20)	(1.03)	(0.18)	(1.48)	(1.66)
11/30/2021	17.82	0.16		3.83	3.99	(0.15)	(0.43)	(0.58)
11/30/2020	16.38	0.17		2.17	2.34	(0.20)	(0.70)	(0.90)
11/30/2019	15.75	0.25		1.64	1.89	(0.23)	(1.03)	(1.26)
11/30/2018	16.26	0.24		0.48	0.72	(0.24)	(0.99)	(1.23)
Class C
5/31/2023(c)	18.23	–	(f)	(0.39)	(0.39)	(0.01)	(0.83)	(0.84)
11/30/2022	20.90	0.03		(1.17)	(1.14)	(0.05)	(1.48)	(1.53)
11/30/2021	17.55	0.01		3.78	3.79	(0.01)	(0.43)	(0.44)
11/30/2020	16.14	0.06		2.13	2.19	(0.08)	(0.70)	(0.78)
11/30/2019	15.54	0.13		1.62	1.75	(0.12)	(1.03)	(1.15)
11/30/2018	16.06	0.12		0.47	0.59	(0.12)	(0.99)	(1.11)
Class F
5/31/2023(c)	18.65	0.09		(0.41)	(0.32)	(0.09)	(0.83)	(0.92)
11/30/2022	21.32	0.22		(1.20)	(0.98)	(0.21)	(1.48)	(1.69)
11/30/2021	17.87	0.21		3.84	4.05	(0.17)	(0.43)	(0.60)
11/30/2020	16.41	0.21		2.18	2.39	(0.23)	(0.70)	(0.93)
11/30/2019	15.77	0.29		1.63	1.92	(0.25)	(1.03)	(1.28)
11/30/2018	16.26	0.28		0.49	0.77	(0.27)	(0.99)	(1.26)
Class F3
5/31/2023(c)	18.91	0.10		(0.42)	(0.32)	(0.10)	(0.83)	(0.93)
11/30/2022	21.60	0.24		(1.22)	(0.98)	(0.23)	(1.48)	(1.71)
11/30/2021	18.11	0.23		3.89	4.12	(0.20)	(0.43)	(0.63)
11/30/2020	16.62	0.23		2.20	2.43	(0.24)	(0.70)	(0.94)
11/30/2019	15.96	0.30		1.66	1.96	(0.27)	(1.03)	(1.30)
11/30/2018	16.45	0.30		0.48	0.78	(0.28)	(0.99)	(1.27)
Class I
5/31/2023(c)	18.78	0.09		(0.41)	(0.32)	(0.10)	(0.83)	(0.93)
11/30/2022	21.48	0.25		(1.24)	(0.99)	(0.23)	(1.48)	(1.71)
11/30/2021	18.02	0.22		3.86	4.08	(0.19)	(0.43)	(0.62)
11/30/2020	16.55	0.21		2.20	2.41	(0.24)	(0.70)	(0.94)
11/30/2019	15.91	0.29		1.65	1.94	(0.27)	(1.03)	(1.30)
11/30/2018	16.41	0.29		0.48	0.77	(0.28)	(0.99)	(1.27)
Class P
5/31/2023(c)	18.68	0.05		(0.40)	(0.35)	(0.06)	(0.83)	(0.89)
11/30/2022	21.37	0.14		(1.20)	(1.06)	(0.15)	(1.48)	(1.63)
11/30/2021	17.93	0.12		3.86	3.98	(0.11)	(0.43)	(0.54)
11/30/2020	16.48	0.14		2.18	2.32	(0.17)	(0.70)	(0.87)
11/30/2019	15.83	0.22		1.65	1.87	(0.19)	(1.03)	(1.22)
11/30/2018	16.34	0.21		0.48	0.69	(0.21)	(0.99)	(1.20)

26	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$17.30	(1.66	)(d)	0.90	(e)	0.90	(e)	0.81	(e)	$2,091,450	19	(d)
18.54	(5.30)		0.92		0.92		0.95		2,213,259	47
21.23	22.95		0.91		0.91		0.82		2,368,031	39
17.82	15.10		0.95		0.95		1.10		1,925,498	59
16.38	13.59		0.95		0.95		1.62		1,731,882	51
15.75	4.72		0.94		0.97		1.57		1,627,633	51

17.00	(2.01	)(d)	1.65	(e)	1.65	(e)	0.06	(e)	137,702	19	(d)
18.23	(6.00)		1.67		1.67		0.19		158,789	47
20.90	22.07		1.66		1.66		0.07		193,493	39
17.55	14.21		1.70		1.70		0.37		176,775	59
16.14	12.72		1.70		1.70		0.87		216,647	51
15.54	3.90		1.70		1.73		0.81		230,385	51

17.41	(1.58	)(d)	0.65	(e)	0.75	(e)	1.00	(e)	111,873	19	(d)
18.65	(5.05)		0.67		0.77		1.16		184,824	47
21.32	23.29		0.66		0.76		1.07		467,768	39
17.87	15.38		0.70		0.80		1.35		330,470	59
16.41	13.81		0.70		0.80		1.87		296,993	51
15.77	5.00		0.70		0.82		1.82		241,282	51

17.66	(1.56	)(d)	0.60	(e)	0.60	(e)	1.12	(e)	281,685	19	(d)
18.91	(4.95)		0.60		0.60		1.26		295,542	47
21.60	23.34		0.60		0.60		1.14		314,607	39
18.11	15.50		0.62		0.62		1.43		240,767	59
16.62	13.90		0.63		0.63		1.95		205,183	51
15.96	5.07		0.62		0.65		1.91		188,484	51

17.53	(1.57	)(d)	0.65	(e)	0.65	(e)	1.07	(e)	805,840	19	(d)
18.78	(5.04)		0.67		0.67		1.39		812,893	47
21.48	23.27		0.66		0.66		1.08		70,953	39
18.02	15.42		0.70		0.70		1.35		44,354	59
16.55	13.87		0.70		0.70		1.87		42,809	51
15.91	4.93		0.69		0.72		1.82		42,698	51

17.44	(1.74	)(d)	1.10	(e)	1.10	(e)	0.61	(e)	842	19	(d)
18.68	(5.46)		1.12		1.12		0.74		913	47
21.37	22.72		1.12		1.12		0.61		1,074	39
17.93	14.83		1.15		1.15		0.90		1,092	59
16.48	13.36		1.15		1.15		1.42		1,137	51
15.83	4.48		1.15		1.17		1.36		1,663	51

See Notes to Financial Statements.	27

Financial Highlights (unaudited)(concluded)

DIVIDEND GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2023(c)	$18.78	$0.04	$(0.41)	$(0.37)	$(0.04)	$(0.83)	$(0.87)
11/30/2022	21.48	0.11	(1.22)	(1.11)	(0.11)	(1.48)	(1.59)
11/30/2021	18.02	0.10	3.87	3.97	(0.08)	(0.43)	(0.51)
11/30/2020	16.55	0.12	2.19	2.31	(0.14)	(0.70)	(0.84)
11/30/2019	15.90	0.19	1.67	1.86	(0.18)	(1.03)	(1.21)
11/30/2018	16.40	0.19	0.49	0.68	(0.19)	(0.99)	(1.18)
Class R3
5/31/2023(c)	18.43	0.05	(0.40)	(0.35)	(0.06)	(0.83)	(0.89)
11/30/2022	21.11	0.13	(1.19)	(1.06)	(0.14)	(1.48)	(1.62)
11/30/2021	17.72	0.11	3.81	3.92	(0.10)	(0.43)	(0.53)
11/30/2020	16.29	0.13	2.16	2.29	(0.16)	(0.70)	(0.86)
11/30/2019	15.67	0.21	1.63	1.84	(0.19)	(1.03)	(1.22)
11/30/2018	16.19	0.20	0.47	0.67	(0.20)	(0.99)	(1.19)
Class R4
5/31/2023(c)	18.53	0.07	(0.42)	(0.35)	(0.07)	(0.83)	(0.90)
11/30/2022	21.21	0.17	(1.18)	(1.01)	(0.19)	(1.48)	(1.67)
11/30/2021	17.80	0.16	3.82	3.98	(0.14)	(0.43)	(0.57)
11/30/2020	16.36	0.18	2.16	2.34	(0.20)	(0.70)	(0.90)
11/30/2019	15.74	0.25	1.63	1.88	(0.23)	(1.03)	(1.26)
11/30/2018	16.25	0.25	0.48	0.73	(0.25)	(0.99)	(1.24)
Class R5
5/31/2023(c)	18.77	0.10	(0.42)	(0.32)	(0.10)	(0.83)	(0.93)
11/30/2022	21.47	0.21	(1.20)	(0.99)	(0.23)	(1.48)	(1.71)
11/30/2021	18.01	0.22	3.86	4.08	(0.19)	(0.43)	(0.62)
11/30/2020	16.55	0.21	2.19	2.40	(0.24)	(0.70)	(0.94)
11/30/2019	15.90	0.29	1.66	1.95	(0.27)	(1.03)	(1.30)
11/30/2018	16.40	0.29	0.48	0.77	(0.28)	(0.99)	(1.27)
Class R6
5/31/2023(c)	18.90	0.10	(0.41)	(0.31)	(0.10)	(0.83)	(0.93)
11/30/2022	21.59	0.23	(1.21)	(0.98)	(0.23)	(1.48)	(1.71)
11/30/2021	18.11	0.22	3.89	4.11	(0.20)	(0.43)	(0.63)
11/30/2020	16.62	0.23	2.20	2.43	(0.24)	(0.70)	(0.94)
11/30/2019	15.96	0.30	1.66	1.96	(0.27)	(1.03)	(1.30)
11/30/2018	16.44	0.30	0.49	0.79	(0.28)	(0.99)	(1.27)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.

28	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$17.54	(1.81	)(d)	1.25	(e)	1.25	(e)	0.46	(e)	$1,167	19	(d)
18.78	(5.64)		1.27		1.27		0.60		1,207	47
21.48	22.56		1.26		1.26		0.49		1,427	39
18.02	14.67		1.30		1.30		0.76		951	59
16.55	13.16		1.30		1.30		1.26		1,045	51
15.90	4.38		1.30		1.32		1.22		1,267	51

17.19	(1.78	)(d)	1.15	(e)	1.15	(e)	0.58	(e)	12,389	19	(d)
18.43	(5.53)		1.17		1.17		0.69		10,852	47
21.11	22.66		1.16		1.16		0.56		13,953	39
17.72	14.81		1.20		1.20		0.86		13,802	59
16.29	13.31		1.20		1.20		1.37		16,221	51
15.67	4.48		1.19		1.22		1.31		17,079	51

17.28	(1.71	)(d)	0.90	(e)	0.90	(e)	0.82	(e)	4,289	19	(d)
18.53	(5.30)		0.92		0.92		0.94		4,194	47
21.21	22.96		0.91		0.91		0.80		4,441	39
17.80	15.10		0.95		0.95		1.12		4,144	59
16.36	13.54		0.95		0.95		1.62		5,504	51
15.74	4.75		0.94		0.97		1.61		4,331	51

17.52	(1.57	)(d)	0.65	(e)	0.65	(e)	1.10	(e)	319	19	(d)
18.77	(5.09)		0.67		0.67		1.14		291	47
21.47	23.28		0.66		0.66		1.09		620	39
18.01	15.36		0.70		0.70		1.34		395	59
16.55	13.87		0.70		0.70		1.89		272	51
15.90	5.00		0.69		0.72		1.84		248	51

17.66	(1.50	)(d)	0.60	(e)	0.60	(e)	1.12	(e)	15,334	19	(d)
18.90	(5.00)		0.60		0.60		1.26		16,552	47
21.59	23.34		0.60		0.60		1.13		18,992	39
18.11	15.50		0.62		0.62		1.43		16,977	59
16.62	13.97		0.63		0.63		1.95		13,012	51
15.96	5.06		0.62		0.65		1.89		11,344	51

See Notes to Financial Statements.	29

Financial Highlights (unaudited)

GROWTH OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
5/31/2023(c)	$18.95	$(0.06)	$(0.42)	$(0.48)	$–	$18.47
11/30/2022	31.15	(0.08)	(7.20)	(7.28)	(4.92)	18.95
11/30/2021	32.07	(0.22)	3.82	3.60	(4.52)	31.15
11/30/2020	24.97	(0.11)	8.56	8.45	(1.35)	32.07
11/30/2019	21.46	(0.09)	4.74	4.65	(1.14)	24.97
11/30/2018	22.21	(0.11)	1.20	1.09	(1.84)	21.46
Class C
5/31/2023(c)	10.91	(0.07)	(0.26)	(0.33)	–	10.58
11/30/2022	20.21	(0.14)	(4.24)	(4.38)	(4.92)	10.91
11/30/2021	22.45	(0.30)	2.58	2.28	(4.52)	20.21
11/30/2020	18.01	(0.20)	5.99	5.79	(1.35)	22.45
11/30/2019	15.93	(0.19)	3.41	3.22	(1.14)	18.01
11/30/2018	17.08	(0.20)	0.89	0.69	(1.84)	15.93
Class F
5/31/2023(c)	20.30	(0.05)	(0.46)	(0.51)	–	19.79
11/30/2022	32.95	(0.06)	(7.67)	(7.73)	(4.92)	20.30
11/30/2021	33.64	(0.18)	4.01	3.83	(4.52)	32.95
11/30/2020	26.09	(0.08)	8.98	8.90	(1.35)	33.64
11/30/2019	22.33	(0.06)	4.96	4.90	(1.14)	26.09
11/30/2018	23.00	(0.08)	1.25	1.17	(1.84)	22.33
Class F3
5/31/2023(c)	23.52	(0.03)	(0.54)	(0.57)	–	22.95
11/30/2022	37.32	(0.02)	(8.86)	(8.88)	(4.92)	23.52
11/30/2021	37.47	(0.14)	4.51	4.37	(4.52)	37.32
11/30/2020	28.86	(0.05)	10.01	9.96	(1.35)	37.47
11/30/2019	24.53	(0.02)	5.49	5.47	(1.14)	28.86
11/30/2018	25.05	(0.04)	1.36	1.32	(1.84)	24.53
Class I
5/31/2023(c)	23.27	(0.04)	(0.53)	(0.57)	–	22.70
11/30/2022	37.00	(0.02)	(8.79)	(8.81)	(4.92)	23.27
11/30/2021	37.21	(0.17)	4.48	4.31	(4.52)	37.00
11/30/2020	28.69	(0.02)	9.89	9.87	(1.35)	37.21
11/30/2019	24.41	(0.04)	5.46	5.42	(1.14)	28.69
11/30/2018	24.95	(0.05)	1.35	1.30	(1.84)	24.41
Class P
5/31/2023(c)	18.01	(0.07)	(0.42)	(0.49)	–	17.52
11/30/2022	29.90	(0.12)	(6.85)	(6.97)	(4.92)	18.01
11/30/2021	31.01	(0.27)	3.68	3.41	(4.52)	29.90
11/30/2020	24.24	(0.15)	8.27	8.12	(1.35)	31.01
11/30/2019	20.90	(0.13)	4.61	4.48	(1.14)	24.24
11/30/2018	21.72	(0.15)	1.17	1.02	(1.84)	20.90
Class R2
5/31/2023(c)	17.18	(0.08)	(0.40)	(0.48)	–	16.70
11/30/2022	28.79	(0.14)	(6.55)	(6.69)	(4.92)	17.18
11/30/2021	30.06	(0.31)	3.56	3.25	(4.52)	28.79
11/30/2020	23.57	(0.18)	8.02	7.84	(1.35)	30.06
11/30/2019	20.39	(0.16)	4.48	4.32	(1.14)	23.57
11/30/2018	21.26	(0.18)	1.15	0.97	(1.84)	20.39

30	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(2.53	)(d)	0.96	(e)	1.17	(e)	(0.64	)(e)	$325,786	77	(d)
(27.23)		1.05		1.19		(0.40)		356,219	118
12.09		1.06		1.17		(0.71)		531,845	68
35.75		1.10		1.19		(0.42)		492,772	50
23.48		1.16		1.16		(0.39)		385,588	27
5.41		1.18		1.18		(0.51)		333,638	55

(3.02	)(d)	1.72	(e)	1.92	(e)	(1.40	)(e)	9,728	77	(d)
(27.73)		1.80		1.94		(1.16)		15,434	118
11.24		1.81		1.92		(1.47)		25,235	68
34.73		1.85		1.94		(1.15)		26,782	50
22.58		1.91		1.91		(1.14)		26,860	27
4.61		1.93		1.93		(1.27)		26,130	55

(2.51	)(d)	0.81	(e)	1.02	(e)	(0.53	)(e)	5,100	77	(d)
(27.09)		0.90		1.04		(0.29)		16,775	118
12.22		0.91		1.02		(0.57)		48,943	68
35.95		0.94		1.04		(0.28)		42,530	50
23.69		1.01		1.01		(0.24)		23,271	27
5.53		1.03		1.03		(0.36)		20,840	55

(2.42	)(d)	0.63	(e)	0.79	(e)	(0.30	)(e)	46,885	77	(d)
(26.98)		0.71		0.85		(0.06)		48,091	118
12.44		0.73		0.84		(0.39)		59,660	68
36.18		0.77		0.86		(0.15)		26,711	50
23.90		0.86		0.86		(0.08)		7,986	27
5.73		0.85		0.85		(0.18)		6,804	55

(2.45	)(d)	0.71	(e)	0.92	(e)	(0.36	)(e)	25,150	77	(d)
(27.03)		0.81		0.94		(0.06)		14,742	118
12.35		0.81		0.92		(0.48)		217,472	68
36.08		0.86		0.94		(0.05)		193,878	50
23.81		0.91		0.91		(0.15)		374,814	27
5.67		0.91		0.91		(0.20)		373,708	55

(2.72	)(d)	1.16	(e)	1.37	(e)	(0.83	)(e)	2,709	77	(d)
(27.35)		1.25		1.39		(0.60)		2,643	118
11.86		1.26		1.37		(0.92)		3,657	68
35.51		1.30		1.39		(0.60)		3,432	50
23.23		1.36		1.36		(0.58)		3,286	27
5.19		1.38		1.38		(0.71)		2,789	55

(2.79	)(d)	1.31	(e)	1.52	(e)	(0.98	)(e)	867	77	(d)
(27.44)		1.40		1.54		(0.77)		858	118
11.68		1.41		1.52		(1.07)		1,257	68
35.26		1.45		1.54		(0.76)		987	50
23.13		1.51		1.51		(0.75)		748	27
5.00		1.53		1.53		(0.87)		865	55

See Notes to Financial Statements.	31

Financial Highlights (unaudited)(concluded)

GROWTH OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class R3
5/31/2023(c)	$17.84	$(0.08)	$(0.40)	$(0.48)	$–	$17.36
11/30/2022	29.68	(0.13)	(6.79)	(6.92)	(4.92)	17.84
11/30/2021	30.83	(0.28)	3.65	3.37	(4.52)	29.68
11/30/2020	24.11	(0.16)	8.23	8.07	(1.35)	30.83
11/30/2019	20.81	(0.14)	4.58	4.44	(1.14)	24.11
11/30/2018	21.64	(0.16)	1.17	1.01	(1.84)	20.81
Class R4
5/31/2023(c)	18.96	(0.06)	(0.43)	(0.49)	–	18.47
11/30/2022	31.15	(0.08)	(7.19)	(7.27)	(4.92)	18.96
11/30/2021	32.07	(0.22)	3.82	3.60	(4.52)	31.15
11/30/2020	24.97	(0.11)	8.56	8.45	(1.35)	32.07
11/30/2019	21.46	(0.09)	4.74	4.65	(1.14)	24.97
11/30/2018	22.21	(0.11)	1.20	1.09	(1.84)	21.46
Class R5
5/31/2023(c)	23.30	(0.04)	(0.54)	(0.58)	–	22.72
11/30/2022	37.03	(0.06)	(8.75)	(8.81)	(4.92)	23.30
11/30/2021	37.24	(0.17)	4.48	4.31	(4.52)	37.03
11/30/2020	28.71	(0.05)	9.93	9.88	(1.35)	37.24
11/30/2019	24.43	(0.04)	5.46	5.42	(1.14)	28.71
11/30/2018	24.97	(0.06)	1.36	1.30	(1.84)	24.43
Class R6
5/31/2023(c)	23.52	(0.03)	(0.54)	(0.57)	–	22.95
11/30/2022	37.31	(0.02)	(8.85)	(8.87)	(4.92)	23.52
11/30/2021	37.46	(0.15)	4.52	4.37	(4.52)	37.31
11/30/2020	28.86	(0.03)	9.98	9.95	(1.35)	37.46
11/30/2019	24.53	(0.03)	5.50	5.47	(1.14)	28.86
11/30/2018	25.05	(0.07)	1.39	1.32	(1.84)	24.53

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

32	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(2.69	)(d)	1.21	(e)	1.42	(e)	(0.88	)(e)	$10,086	77	(d)
(27.39)		1.30		1.44		(0.65)		10,319	118
11.79		1.31		1.42		(0.97)		15,075	68
35.43		1.35		1.44		(0.65)		16,868	50
23.18		1.41		1.41		(0.64)		15,908	27
5.15		1.43		1.43		(0.76)		17,397	55

(2.58	)(d)	0.96	(e)	1.17	(e)	(0.64	)(e)	1,774	77	(d)
(27.19)		1.04		1.19		(0.40)		2,038	118
12.08		1.06		1.17		(0.72)		2,643	68
35.75		1.09		1.19		(0.45)		1,948	50
23.48		1.16		1.16		(0.40)		1,022	27
5.41		1.18		1.18		(0.51)		896	55

(2.49	)(d)	0.70	(e)	0.90	(e)	(0.39	)(e)	43	77	(d)
(27.01)		0.80		0.94		(0.23)		65	118
12.34		0.81		0.92		(0.46)		194	68
36.09		0.85		0.94		(0.16)		100	50
23.79		0.91		0.91		(0.14)		89	27
5.67		0.93		0.93		(0.26)		71	55

(2.42	)(d)	0.63	(e)	0.79	(e)	(0.30	)(e)	9,264	77	(d)
(26.96)		0.71		0.85		(0.07)		9,216	118
12.44		0.74		0.84		(0.40)		12,593	68
36.20		0.78		0.86		(0.11)		11,488	50
23.86		0.86		0.86		(0.11)		7,181	27
5.73		0.86		0.86		(0.30)		9,218	55

See Notes to Financial Statements.	33

Financial Highlights (unaudited)

SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2023(c)	$13.57	$0.02	$(0.28)	$(0.26)	$(0.03)	$(0.45)	$(0.48)
11/30/2022	17.62	0.04	(1.40)	(1.36)	(0.02)	(2.67)	(2.69)
11/30/2021	13.97	0.05	3.76	3.81	(0.16)	–	(0.16)
11/30/2020	17.48	0.11	(0.68)	(0.57)	(0.05)	(2.89)	(2.94)
11/30/2019	20.46	0.04	0.04	0.08	–	(3.06)	(3.06)
11/30/2018	23.63	(0.07)	(0.17)	(0.24)	–	(2.93)	(2.93)
Class C
5/31/2023(c)	3.29	(0.01)	(0.07)	(0.08)	(0.03)	(0.45)	(0.48)
11/30/2022	6.32	(0.02)	(0.34)	(0.36)	– (f)	(2.67)	(2.67)
11/30/2021	5.12	(0.03)	1.37	1.34	(0.14)	–	(0.14)
11/30/2020	8.23	0.01	(0.22)	(0.21)	(0.01)	(2.89)	(2.90)
11/30/2019	11.50	(0.04)	(0.17)	(0.21)	–	(3.06)	(3.06)
11/30/2018	14.67	(0.13)	(0.11)	(0.24)	–	(2.93)	(2.93)
Class F
5/31/2023(c)	13.77	0.03	(0.29)	(0.26)	(0.04)	(0.45)	(0.49)
11/30/2022	17.83	0.06	(1.41)	(1.35)	(0.04)	(2.67)	(2.71)
11/30/2021	14.14	0.05	3.82	3.87	(0.18)	–	(0.18)
11/30/2020	17.66	0.13	(0.68)	(0.55)	(0.08)	(2.89)	(2.97)
11/30/2019	20.61	0.06	0.05	0.11	–	(3.06)	(3.06)
11/30/2018	23.75	(0.04)	(0.17)	(0.21)	–	(2.93)	(2.93)
Class F3
5/31/2023(c)	18.17	0.06	(0.37)	(0.31)	(0.07)	(0.45)	(0.52)
11/30/2022	22.66	0.12	(1.87)	(1.75)	(0.07)	(2.67)	(2.74)
11/30/2021	17.90	0.13	4.82	4.95	(0.19)	–	(0.19)
11/30/2020	21.58	0.19	(0.88)	(0.69)	(0.10)	(2.89)	(2.99)
11/30/2019	24.39	0.12	0.13	0.25	–	(3.06)	(3.06)
11/30/2018	27.54	– (f)	(0.19)	(0.19)	(0.03)	(2.93)	(2.96)
Class I
5/31/2023(c)	17.98	0.05	(0.37)	(0.32)	(0.06)	(0.45)	(0.51)
11/30/2022	22.47	0.08	(1.84)	(1.76)	(0.06)	(2.67)	(2.73)
11/30/2021	17.76	0.12	4.78	4.90	(0.19)	–	(0.19)
11/30/2020	21.45	0.18	(0.88)	(0.70)	(0.10)	(2.89)	(2.99)
11/30/2019	24.28	0.10	0.13	0.23	–	(3.06)	(3.06)
11/30/2018	27.44	(0.02)	(0.19)	(0.21)	(0.02)	(2.93)	(2.95)
Class P
5/31/2023(c)	12.35	0.01	(0.26)	(0.25)	(0.01)	(0.45)	(0.46)
11/30/2022	16.28	0.01	(1.27)	(1.26)	– (f)	(2.67)	(2.67)
11/30/2021	12.92	0.01	3.48	3.49	(0.13)	–	(0.13)
11/30/2020	16.38	0.08	(0.63)	(0.55)	(0.02)	(2.89)	(2.91)
11/30/2019	19.42	0.01	0.01	0.02	–	(3.06)	(3.06)
11/30/2018	22.61	(0.11)	(0.15)	(0.26)	–	(2.93)	(2.93)

34	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.83	(1.79	)(d)	1.20	(e)	1.20	(e)	0.35	(e)	$178,187	21	(d)
13.57	(9.18)		1.22		1.23		0.31		191,440	54
17.62	27.48		1.17		1.17		0.27		235,845	78
13.97	(4.40)		1.19		1.19		0.87		200,419	72
17.48	2.56		1.20		1.20		0.25		267,864	95
20.46	(0.97)		1.18		1.18		(0.33)		327,333	42

2.73	(1.90	)(d)	1.95	(e)	1.96	(e)	(0.41	)(e)	3,889	21	(d)
3.29	(10.03)		1.98		1.99		(0.45)		4,974	54
6.32	26.62		1.92		1.92		(0.54)		7,246	78
5.12	(5.22)		1.94		1.94		0.13		5,484	72
8.23	1.81		1.95		1.95		(0.50)		9,231	95
11.50	(1.70)		1.93		1.93		(1.08)		11,331	42

13.02	(1.73	)(d)	1.06	(e)	1.06	(e)	0.44	(e)	2,883	21	(d)
13.77	(8.99)		1.08		1.08		0.39		5,667	54
17.83	27.63		1.02		1.02		0.31		15,604	78
14.14	(4.24)		1.04		1.04		1.03		9,219	72
17.66	2.70		1.05		1.05		0.35		10,522	95
20.61	(0.81)		1.03		1.03		(0.18)		21,981	42

17.34	(1.60	)(d)	0.88	(e)	0.88	(e)	0.67	(e)	27,541	21	(d)
18.17	(8.85)		0.88		0.88		0.67		27,967	54
22.66	27.89		0.84		0.84		0.60		30,482	78
17.90	(4.09)		0.86		0.86		1.18		25,733	72
21.58	2.88		0.86		0.86		0.59		29,679	95
24.39	(0.62)		0.84		0.84		–	(g)	33,319	42

17.15	(1.64	)(d)	0.95	(e)	0.95	(e)	0.60	(e)	141,520	21	(d)
17.98	(8.95)		0.97		0.97		0.42		157,173	54
22.47	27.81		0.92		0.92		0.53		372,878	78
17.76	(4.18)		0.94		0.94		1.12		332,301	72
21.45	2.85		0.95		0.95		0.50		411,532	95
24.28	(0.72)		0.92		0.92		(0.08)		466,928	42

11.64	(1.91	)(d)	1.40	(e)	1.40	(e)	0.15	(e)	11,826	21	(d)
12.35	(9.33)		1.42		1.43		0.11		12,171	54
16.28	27.22		1.37		1.37		0.09		14,393	78
12.92	(4.63)		1.39		1.39		0.67		14,958	72
16.38	2.41		1.40		1.40		0.05		20,819	95
19.42	(1.17)		1.38		1.38		(0.54)		25,895	42

See Notes to Financial Statements.	35

Financial Highlights (unaudited)(concluded)

SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2023(c)	$12.06	$–	(f)	$(0.25)	(0.25)	$–	$(0.45)	$(0.45)
11/30/2022	15.98	–	(f)	(1.25)	(1.25)	– (f)	(2.67)	(2.67)
11/30/2021	12.69	(0.01)		3.41	3.40	(0.11)	–	(0.11)
11/30/2020	16.14	0.06		(0.62)	(0.56)	–	(2.89)	(2.89)
11/30/2019	19.21	(0.01)		– (f)	(0.01)	–	(3.06)	(3.06)
11/30/2018	22.43	(0.14)		(0.15)	(0.29)	–	(2.93)	(2.93)
Class R3
5/31/2023(c)	12.42	0.01		(0.26)	(0.25)	–	(0.45)	(0.45)
11/30/2022	16.37	–	(f)	(1.28)	(1.28)	– (f)	(2.67)	(2.67)
11/30/2021	12.99	–	(f)	3.50	3.50	(0.12)	–	(0.12)
11/30/2020	16.46	0.07		(0.63)	(0.56)	(0.02)	(2.89)	(2.91)
11/30/2019	19.50	–	(f)	0.02	0.02	–	(3.06)	(3.06)
11/30/2018	22.70	(0.11)		(0.16)	(0.27)	–	(2.93)	(2.93)
Class R4
5/31/2023(c)	13.61	0.02		(0.29)	(0.27)	(0.02)	(0.45)	(0.47)
11/30/2022	17.66	0.01		(1.37)	(1.36)	(0.02)	(2.67)	(2.69)
11/30/2021	14.00	0.05		3.77	3.82	(0.16)	–	(0.16)
11/30/2020	17.49	0.11		(0.69)	(0.58)	(0.02)	(2.89)	(2.91)
11/30/2019	20.47	0.05		0.03	0.08	–	(3.06)	(3.06)
11/30/2018	23.64	(0.07)		(0.17)	(0.24)	–	(2.93)	(2.93)
Class R5
5/31/2023(c)	18.01	0.05		(0.37)	(0.32)	(0.06)	(0.45)	(0.51)
11/30/2022	22.50	0.10		(1.86)	(1.76)	(0.06)	(2.67)	(2.73)
11/30/2021	17.78	0.07		4.84	4.91	(0.19)	–	(0.19)
11/30/2020	21.47	0.18		(0.88)	(0.70)	(0.10)	(2.89)	(2.99)
11/30/2019	24.31	0.13		0.09	0.22	–	(3.06)	(3.06)
11/30/2018	27.47	(0.03)		(0.17)	(0.20)	(0.03)	(2.93)	(2.96)
Class R6
5/31/2023(c)	18.17	0.06		(0.38)	(0.32)	(0.07)	(0.45)	(0.52)
11/30/2022	22.65	0.12		(1.86)	(1.74)	(0.07)	(2.67)	(2.74)
11/30/2021	17.89	0.13		4.82	4.95	(0.19)	–	(0.19)
11/30/2020	21.57	0.18		(0.87)	(0.69)	(0.10)	(2.89)	(2.99)
11/30/2019	24.38	0.11		0.14	0.25	–	(3.06)	(3.06)
11/30/2018	27.53	–	(f)	(0.19)	(0.19)	(0.03)	(2.93)	(2.96)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Amount is less than 0.01%.

36	See Notes to Financial Statements.

			Ratios to Average Net Assets:					Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$11.36	(1.94	)(d)	1.55	(e)	1.55	(e)	0.01 (e)	$622	21	(d)
12.06	(9.46)		1.58		1.58		(0.02)	521	54
15.98	27.00		1.52		1.52		(0.08)	607	78
12.69	(4.74)		1.54		1.54		0.52	441	72
16.14	2.25		1.55		1.55		(0.09)	603	95
19.21	(1.33)		1.53		1.53		(0.68)	656	42

11.72	(1.88	)(d)	1.45	(e)	1.45	(e)	0.11 (e)	2,613	21	(d)
12.42	(9.41)		1.48		1.48		0.03	2,663	54
16.37	27.18		1.42		1.42		0.02	4,829	78
12.99	(4.67)		1.44		1.44		0.62	4,354	72
16.46	2.33		1.45		1.45		0.01	5,713	95
19.50	(1.16)		1.43		1.43		(0.54)	6,080	42

12.87	(1.81	)(d)	1.20	(e)	1.20	(e)	0.33 (e)	387	21	(d)
13.61	(9.14)		1.21		1.22		0.07	458	54
17.66	27.51		1.17		1.17		0.27	1,564	78
14.00	(4.43)		1.19		1.19		0.84	1,218	72
17.49	2.55		1.20		1.20		0.28	2,750	95
20.47	(0.96)		1.18		1.18		(0.33)	1,851	42

17.18	(1.64	)(d)	0.95	(e)	0.95	(e)	0.60 (e)	269	21	(d)
18.01	(8.93)		0.97		0.98		0.56	283	54
22.50	27.83		0.92		0.92		0.33	326	78
17.78	(4.17)		0.94		0.94		1.15	26	72
21.47	2.85		0.93		0.93		0.64	55	95
24.31	(0.74)		0.92		0.92		(0.10)	13	42

17.33	(1.66	)(d)	0.88	(e)	0.88	(e)	0.66 (e)	5,444	21	(d)
18.17	(8.81)		0.88		0.88		0.64	5,470	54
22.65	27.91		0.84		0.84		0.60	8,311	78
17.89	(4.10)		0.86		0.86		1.18	7,798	72
21.57	2.89		0.86		0.86		0.54	8,129	95
24.38	(0.62)		0.84		0.84		– (g)	20,220	42

See Notes to Financial Statements.	37

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Dividend Growth Fund (“Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

Dividend Growth Fund’s investment objective is to seek current income and capital appreciation. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation. Each Fund has eleven active share classes at May 31, 2023: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Funds or financial intermediary through which a shareholder purchased Class C shares have records verifying that the C shares have been held at least eight years. The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on

Notes to Financial Statements (continued)

non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2019 through November 30, 2022. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares

Notes to Financial Statements (continued)

based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class- specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Futures Contracts–Each Fund may purchase and sell index futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk

Notes to Financial Statements (continued)

inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments;

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2023 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Dividend Growth Fund
First $2 billion	.55%
Over $2 billion	.49%

Growth Opportunities Fund
First $1 billion	.65%
Next $3 billion	.63%
Next $1 billion	.60%
Over $5 billion	.58%

Small Cap Value Fund
First $2 billion	.75%
Over $2 billion	.70%

Notes to Financial Statements (continued)

For the six months ended May 31, 2023, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Dividend Growth Fund	.52%
Growth Opportunities Fund	.46%
Small Cap Value Fund	.75%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following administration fees for the six months ended May 31, 2023:

Fund	Fund Administration Fee
Dividend Growth Fund	$15,651
Growth Opportunities Fund	8,395
Small Cap Value Fund	4,198

For the six months ended May 31, 2023, and continuing through March 31, 2024 Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding certain of the Funds’ expenses, to the following annual rates:

		Classes
Fund	A,C,F,I,P,R2,R3, and R5	F3 and R6
Growth Opportunities Fund	.71%	.63%

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)(2)	Class P	Class R2	Class R3	Class R4
Service	0.25%	0.25%	–	0.25%	0.25%	0.25%	0.25%
Distribution	–	0.75%	0.10%	0.20%	0.35%	0.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(2)	For the period year ended May 31, 2023 and continuing through March 31, 2024 the Distributor has contractually agreed to waive Dividend Growth Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Funds’ Board.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2023:

	Distributor Commissions	Dealers’ Concessions
Dividend Growth Fund	$110,797	$617,930
Growth Opportunities Fund	13,759	75,614
Small Cap Value Fund	5,589	31,939

The Distributor received the following amount of CDSCs for the six months ended May 31, 2023:

	Class A	Class C
Dividend Growth Fund	$9,966	$3,899
Growth Opportunities Fund	1,096	987
Small Cap Value Fund	515	129

Other Related Parties

As of May 31, 2023, the percentages of Dividend Growth Fund’s and Small Cap Value Fund’s outstanding shares owned by each Fund that invests principally in affiliated mutual funds managed by Lord Abbett (“Fund of Funds”) were as follows:

Fund of Funds	Dividend Growth Fund	Small Cap Value Fund
Alpha Strategy Fund	–	26.00%
Multi-Asset Balanced Opportunity Fund	10.54%	–
Multi-Asset Income Fund	2.66%	–

One Director and certain of the Funds’ officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly for Dividend Growth Fund and annually for Growth Opportunities Fund and Small Cap Value Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (continued)

The tax character of distributions paid during the six months ended May 31, 2023 and fiscal year ended November 30, 2022 was as follows:

	Dividend Growth Fund		Growth Opportunities Fund
	Six Months Ended 5/31/2023 (unaudited)	Year Ended 11/30/2022	Six Months Ended 5/31/2023 (unaudited)	Year Ended 11/30/2022
Distributions paid from:
Ordinary income	$16,190,822	$46,384,703	$–	$12,932,550
Net long-term capital gains	163,532,113	227,075,107	–	126,274,277
Total distributions paid	$179,722,935	$273,459,810	$–	$139,206,827

	Small Cap Value Fund
	Six Months Ended 5/31/2023 (unaudited)	Year Ended 11/30/2022
Distributions paid from:
Ordinary income	$1,158,196	$14,533,566
Net long-term capital gains	12,349,514	79,806,811
Total distributions paid	$13,507,710	$94,340,377

As of May 31, 2023, the following funds had capital losses, which will carry forward indefinitely:

Indefinite
Growth Opportunities Fund	$59,271,929

As of May 31, 2023, the aggregate unrealized security gains and losses on investments and other financial instruments, if any, based on cost for U.S. federal income tax purposes were as follows:

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Tax cost	$2,894,072,218	$378,281,504	$374,492,117
Gross unrealized gain	619,620,984	70,800,370	46,048,791
Gross unrealized loss	(72,713,787)	(10,007,251)	(44,853,258)
Net unrealized security gain/(loss)	$546,907,197	$60,793,119	$1,195,533

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2023 were as follows:

	Purchases	Sales
Dividend Growth Fund	$657,687,240	$825,382,088
Growth Opportunities Fund	339,627,355	377,007,495
Small Cap Value Fund	81,469,786	(107,992,655)

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2023.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended May 31, 2023, the Funds did not engage in cross-trade purchases or sales.

Notes to Financial Statements (continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Dividend Growth Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended May 31, 2023 (as described in Note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of May 31, 2023, the Fund had futures contracts with unrealized depreciation of $0, which is included in the Schedule of Investments. Only current day’s variation margin is reported within the Fund’s Statement of Assets and Liabilities. Amounts of $(702,665) and $(1,738,176) are included in the Statements of Operations related to futures contracts under the captions Net realized gain (loss) on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the period was 76.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and the counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

		Dividend Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$38,328,887	$–	$38,328,887
Total	$38,328,887	$–	$38,328,887

	Net Amount of	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Fixed Income Clearing Corp.	$38,328,887	$–	$–		$(38,328,887)	$–
Total	$38,328,887	$–	$–		$(38,328,887)	$–

Notes to Financial Statements (continued)

		Growth Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$9,887,044	$–	$9,887,044
Total	$9,887,044	$–	$9,887,044

	Net Amount of	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Fixed Income Clearing Corp.	$9,887,044	$–	$–		$(9,887,044)	$–
Total	$9,887,044	$–	$–		$(9,887,044)	$–

Small Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$4,429,386	$–	$4,429,386
Total	$4,429,386	$–	$4,429,386

	Net Amount of	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Fixed Income Clearing Corp.	$4,429,386	$–	$–		$(4,429,386)	$–
Total	$4,429,386	$–	$–		$(4,429,386)	$–
(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of May 31, 2023.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statements of Operations and in Directors’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its prior transfer agent and its custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses. The arrangement with the Funds’ prior transfer agent was discontinued effective March 6, 2023.

Notes to Financial Statements (continued)

10.	LINE OF CREDIT

For the period ended May 31, 2023, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.625 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended May 31, 2023, the Participating Funds also entered into an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions. For the six months ended May 31, 2023, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended May 31, 2023, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on each Fund’s Statement of Operations.

Notes to Financial Statements (continued)

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of May 31, 2023, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
Growth Opportunities Fund	$5,406,207	$5,807,651

(1)	Statements of Assets and Liabilities location: Payable for collateral due to broker for securities lending.

14.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies and/or sectors in which the Funds invest.

Dividend Growth Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. Also, equity securities may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a favorable market. Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Securities of mid-sized companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be less liquid than equity securities of larger companies, especially over the short term. The securities of mid-sized companies may be less well-known and less widely held and trade less frequently and in more limited volume than the securities of large cap company stocks. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

Growth Opportunities Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Due to the Fund’s investment exposure to American Depositary Receipts and foreign companies and emerging

Notes to Financial Statements (continued)

markets, the Fund may experience increased market, liquidity, currency, political, information, and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Small Cap Value Fund has particular risks associated with small company value stocks. Small company value stocks may perform differently than the market as a whole and other types of stocks, such as large company stocks or growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid than large cap company stocks, especially over the short term. The securities of small companies may be less well-known and less widely held and trade less frequently and in more limited volume than the securities of large cap company stocks. Small companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform. Also, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics, may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing their investment strategies and achieving their investment objectives.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system objective.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could again negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in each Fund.

Notes to Financial Statements (continued)

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Dividend Growth Fund	Six Months Ended May 31, 2023 (unaudited)		Year Ended November 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,778,066	$117,680,381	15,162,849	$280,975,313
Reinvestment of distributions	6,206,760	104,275,264	9,144,279	181,816,364
Shares reacquired	(11,448,891)	(198,820,440)	(16,499,115)	(300,875,466)
Increase	1,535,935	$23,135,205	7,808,013	$161,916,211
Class C Shares
Shares sold	762,618	$13,000,409	614,684	$12,007,808
Reinvestment of distributions	415,677	6,854,508	681,305	13,432,817
Shares reacquired	(1,785,548)	(30,322,688)	(1,845,994)	(33,204,705)
Decrease	(607,253)	$(10,467,771)	(550,005)	$(7,764,080)
Class F Shares
Shares sold	498,034	$8,776,181	6,321,009	$118,356,178
Reinvestment of distributions	515,416	8,708,705	1,445,561	29,009,624
Shares reacquired	(4,499,668)	(78,626,228)	(19,801,453)	(359,995,340)
Decrease	(3,486,218)	$(61,141,342)	(12,034,883)	$(212,629,538)
Class F3 Shares
Shares sold	1,270,197	$22,500,336	3,266,406	$61,508,897
Reinvestment of distributions	845,955	14,510,144	1,248,580	25,228,028
Shares reacquired	(1,798,986)	(31,842,828)	(3,447,363)	(64,450,170)
Increase	317,166	$5,167,652	1,067,623	$22,286,755
Class I Shares
Shares sold	6,633,965	$116,635,673	44,481,407	$784,118,700
Reinvestment of distributions	2,159,925	36,789,526	364,558	7,073,222
Shares reacquired	(6,117,122)	(106,992,836)	(4,861,711)	(86,442,477)
Increase	2,676,768	$46,432,363	39,984,254	$704,749,445
Class P Shares
Shares sold	3,583	$62,144	8,439	$155,918
Reinvestment of distributions	2,566	43,433	4,081	82,023
Shares reacquired	(6,733)	(116,875)	(13,897)	(260,779)
Decrease	(584)	$(11,298)	(1,377)	$(22,838)
Class R2 Shares
Shares sold	1,683	$29,518	8,215	$151,827
Reinvestment of distributions	3,301	56,206	5,279	106,750
Shares reacquired	(2,691)	(46,291)	(15,722)	(280,349)
Increase (decrease)	2,293	$39,433	(2,228)	$(21,772)
Class R3 Shares
Shares sold	194,115	$3,369,835	110,888	$1,993,564
Reinvestment of distributions	31,390	523,895	52,461	1,040,791
Shares reacquired	(93,513)	(1,610,457)	(235,601)	(4,368,191)
Increase (decrease)	131,992	$2,283,273	(72,252)	$(1,333,836)

Notes to Financial Statements (continued)

Dividend Growth Fund	Six Months Ended May 31, 2023 (unaudited)		Year Ended November 30, 2022
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	30,140	$518,502	51,661	$963,587
Reinvestment of distributions	7,630	128,045	10,264	203,794
Shares reacquired	(16,033)	(279,722)	(44,904)	(812,647)
Increase	21,737	$366,825	17,021	$354,734
Class R5 Shares
Shares sold	6,245	$109,105	12,201	$217,554
Reinvestment of distributions	728	12,396	2,402	48,541
Shares reacquired	(4,255)	(75,608)	(27,966)	(522,090)
Increase (decrease)	2,718	$45,893	(13,363)	$(255,995)
Class R6 Shares
Shares sold	67,195	$1,186,632	198,095	$3,825,575
Reinvestment of distributions	17,311	296,763	29,464	595,140
Shares reacquired	(91,760)	(1,638,687)	(231,285)	(4,255,285)
Increase (decrease)	(7,254)	$(155,292)	(3,726)	$165,430

Growth Opportunities Fund	Six Months Ended May 31, 2023 (unaudited)		Year Ended November 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,680,346	$31,237,513	2,253,281	$46,170,481
Reinvestment of distributions	–	–	3,213,000	80,517,771
Shares reacquired	(2,830,474)	(52,225,357)	(3,747,011)	(76,682,766)
Increase (decrease)	(1,150,128)	$(20,987,844)	1,719,270	$50,005,486
Class C Shares
Shares sold	195,473	$2,093,928	85,381	$971,366
Reinvestment of distributions	–	–	421,545	6,120,829
Shares reacquired	(691,497)	(7,278,368)	(340,518)	(4,110,421)
Increase (decrease)	(496,024)	$(5,184,440)	166,408	$2,981,774
Class F Shares
Shares sold	101,880	$1,945,627	232,757	$5,175,555
Reinvestment of distributions	–	–	269,145	7,213,082
Shares reacquired	(670,592)	(13,136,485)	(1,160,697)	(24,638,467)
Decrease	(568,712)	$(11,190,858)	(658,795)	$(12,249,830)
Class F3 Shares
Shares sold	290,914	$6,557,335	775,341	$19,940,134
Reinvestment of distributions	–	–	255,263	7,913,143
Shares reacquired	(292,784)	(6,611,975)	(584,825)	(14,832,505)
Increase (decrease)	(1,870)	$(54,640)	445,779	$13,020,772
Class I Shares
Shares sold	713,637	$16,029,808	3,799,895	$88,270,856
Reinvestment of distributions	–	–	934,089	28,667,208
Shares reacquired	(239,169)	(5,369,660)	(9,978,215)	(222,844,316)
Increase (decrease)	474,468	$10,660,148	(5,244,231)	$(105,906,252)

Notes to Financial Statements (continued)

Growth Opportunities Fund	Six Months Ended May 31, 2023 (unaudited)		Year Ended November 30, 2022
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	16,260	$279,139	19,899	$397,547
Reinvestment of distributions	–	–	25,401	605,809
Shares reacquired	(8,497)	(146,295)	(20,826)	(417,146)
Increase	7,763	$132,844	24,474	$586,210
Class R2 Shares
Shares sold	6,379	$104,119	13,059	$251,412
Reinvestment of distributions	–	–	7,664	174,581
Shares reacquired	(4,425)	(72,185)	(14,433)	(262,205)
Increase	1,954	$31,934	6,290	$163,788
Class R3 Shares
Shares sold	121,371	$2,132,604	53,060	$1,037,002
Reinvestment of distributions	–	–	104,161	2,462,358
Shares reacquired	(118,706)	(2,022,185)	(86,716)	(1,751,468)
Increase	2,665	$110,419	70,505	$1,747,892
Class R4 Shares
Shares sold	8,781	$159,215	18,992	$384,113
Reinvestment of distributions	–	–	16,523	414,079
Shares reacquired	(20,218)	(365,194)	(12,855)	(278,260)
Increase (decrease)	(11,437)	$(205,979)	22,660	$519,932
Class R5 Shares
Shares sold	150	$3,372	461	$11,219
Reinvestment of distributions	–	–	840	25,821
Shares reacquired	(1,046)	(24,115)	(3,743)	(84,631)
Decrease	(896)	$(20,743)	(2,442)	$(47,591)
Class R6 Shares
Shares sold	29,533	$665,670	112,793	$2,953,846
Reinvestment of distributions	–	–	22,136	686,002
Shares reacquired	(17,705)	(403,686)	(80,562)	(2,099,565)
Increase	11,828	$261,984	54,367	$1,540,283

Small Cap Value Fund	Six Months Ended May 31, 2023 (unaudited)		Year Ended November 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	983,976	$13,256,409	1,260,631	$17,761,783
Reinvestment of distributions	512,362	6,271,310	2,249,110	33,759,143
Shares reacquired	(1,714,987)	(22,872,300)	(2,792,063)	(38,758,250)
Increase (decrease)	(218,649)	$(3,344,581)	717,678	$12,762,676
Class C Shares
Shares sold	133,675	$397,105	40,088	$139,078
Reinvestment of distributions	273,188	713,021	832,375	3,054,816
Shares reacquired	(490,194)	(1,386,871)	(510,136)	(1,781,268)
Increase (decrease)	(83,331)	$(276,745)	362,327	$1,412,626

Notes to Financial Statements (concluded)

Small Cap Value Fund	Six Months Ended May 31, 2023 (unaudited)		Year Ended November 30, 2022
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	87,119	$1,155,892	261,863	$3,738,965
Reinvestment of distributions	14,254	176,897	140,791	2,140,016
Shares reacquired	(291,548)	(3,940,032)	(866,186)	(12,405,525)
Decrease	(190,175)	$(2,607,243)	(463,532)	$(6,526,544)
Class F3 Shares
Shares sold	147,771	$2,610,871	284,072	$5,235,798
Reinvestment of distributions	47,779	788,836	182,870	3,662,892
Shares reacquired	(145,933)	(2,600,623)	(273,215)	(5,109,742)
Increase	49,617	$799,084	193,727	$3,788,948
Class I Shares
Shares sold	227,693	$4,079,081	502,238	$9,212,698
Reinvestment of distributions	270,536	4,420,553	2,269,658	45,030,010
Shares reacquired	(985,578)	(17,134,415)	(10,628,062)	(205,965,859)
Decrease	(487,349)	$(8,634,781)	(7,856,166)	$(151,723,151)
Class P Shares
Shares sold	62,551	$743,065	142,143	$1,768,059
Reinvestment of distributions	39,991	444,295	171,930	2,352,000
Shares reacquired	(72,313)	(872,489)	(212,599)	(2,695,077)
Increase	30,229	$314,871	101,474	$1,424,982
Class R2 Shares
Shares sold	14,440	$164,459	6,576	$85,365
Reinvestment of distributions	1,775	19,259	7,607	101,786
Shares reacquired	(4,601)	(52,643)	(9,018)	(103,918)
Increase	11,614	$131,075	5,165	$83,233
Class R3 Shares
Shares sold	58,198	$730,244	98,208	$1,214,055
Reinvestment of distributions	8,488	94,985	56,868	783,069
Shares reacquired	(58,014)	(711,327)	(235,757)	(2,933,581)
Increase (decrease)	8,672	$113,902	(80,681)	$(936,457)
Class R4 Shares
Shares sold	2,952	$38,486	20,902	$309,732
Reinvestment of distributions	895	10,978	3,250	48,913
Shares reacquired	(7,469)	(101,207)	(79,048)	(1,177,790)
Decrease	(3,622)	$(51,743)	(54,896)	$(819,145)
Class R5 Shares
Shares sold	217	$3,797	448	$8,281
Reinvestment of distributions	491	8,029	1,995	39,638
Shares reacquired	(756)	(13,234)	(1,184)	(22,235)
Increase (decrease)	(48)	$(1,408)	1,259	$25,684
Class R6 Shares
Shares sold	38,147	$669,682	44,261	$865,733
Reinvestment of distributions	2,603	42,956	11,917	238,588
Shares reacquired	(27,733)	(490,615)	(121,995)	(2,249,264)
Increase (decrease)	13,017	$222,023	(65,817)	$(1,144,943)

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Funds; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2022. As to each Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five-, and ten-year periods. With respect to Small Cap Value Fund and Growth Opportunities Fund, the Board also took into account changes to each Fund’s portfolio management team. With respect to each Fund, the Board took into account actions taken by Lord Abbett to attempt to improve fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps

Approval of Advisory Contract (continued)

intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to Dividend Growth Fund, the Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. As to each of Growth Opportunities Fund and Small Cap Value Fund, the Board observed that the net total expense ratio of each Fund was below the median of the expense peer group and that the actual management fee of each Fund was equal to the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by each Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, with one or more contractual breakpoints in the level of management fee, and, with respect to each of Dividend Growth Fund and Growth Opportunities Fund, the Fund’s expense limitation agreement. Based on these

Approval of Advisory Contract (concluded)

considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review each Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that each Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for each Fund’s Program. At the May 17, 2023 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2022 through March 31, 2023. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in each Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or 500 Ross Street 154-0520, Attention: 534489, Pittsburgh, PA 15252 (overnight mail).

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Research Fund, Inc. Lord Abbett Dividend Growth Fund Lord Abbett Growth Opportunities Fund Lord Abbett Small-Cap Value Series	LARF-3 (07/23)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Schedule of Investments is included as part of the Reports to Shareholders under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: July 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: July 26, 2023

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: July 26, 2023